TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of trade receivables, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ 4,607,991	$ 2,427,576
Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,767,425	918,438
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,681,545	892,298
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	85,880	26,140
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	838,798	387,718
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	795,466	373,384
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	43,332	14,334
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	938,099	541,220
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	886,079	518,914
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	52,020	22,306
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,776,897	928,938
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	1,681,545	892,298
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	95,352	36,640
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	(9,472)	(10,500)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ (9,472)	$ (10,500)